Direxion MU Defined Income Boost ETF Expense Example - Direxion MU Defined Income Boost ETF - Direxion MU Defined Income Boost ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313